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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F NT

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

If amended report check here:     [_]

This Amendment (check only one):  [_]  is a restatement
                                  [_]  adds new holding entries

                          Seneca Capital Advisors, LLC
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                    Name of Institutional Investment Manager

590 Madison Avenue                    New York       New York        10022
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 Business Address      (Street)        (City)        (State)         (Zip)

13F File Number: 28-03497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

    Michael R. Anastasio, Jr.  Chief Financial Officer       212-888-2999
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          (Name)                       (Title)                   (Phone)

Signature, Place and Date of Signing:

/s/ Michael R. Anastasio, Jr.
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590 Madison Avenue
New York, New York 10022

Date: August 16, 2010

Report Type:

[_]  13F HOLDINGS REPORT.
[X]  13F NOTICE.
[_]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

13F File Number                Name:
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28-12387                       Seneca Capital Investments, L.P.